Prospectus Supplement                                    201606  02/03
dated February 14, 2003 to:

PUTNAM GLOBAL NATURAL RESOURCES FUND
Prospectus dated December 30, 2002

The third paragraph and table under the heading "Who manages the fund?" is replaced with the following:

The following team member coordinates the team's management of the fund's portfolio. Her experience as an investment professional over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Lisa H. Svensson        2003      1994 - Present      Putnam Management
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